STATEMENTS OF CONSOLIDATED EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Interest Rate	Common Stock	Treasury Stock	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Loss Interest Rate	Noncontrolling Interest in Consolidated Subsidiaries
Beginning Balance (in shares) at Dec. 31, 2018				254,472
Beginning Balance at Dec. 31, 2018	$ 10,958,229			$ 7,828,554	$ (49,194)	$ 3,184,275		$ (5,406)			$ 0
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(1,221,695)					(1,221,695)
Net change in interest rate cash flow hedges, net of tax: $210 in 2019	387		$ 387							$ 387
Other postretirement benefits liability adjustment, net of tax	316							316
Dividends	(30,655)					(30,655)
Share-based compensation plans (in shares)				921
Share-based compensation plans	23,042			$ 6,355	16,687
Change in accounting principle	(496)	$ 0					$ 496		$ (496)
Distribution of Equitrans Midstream Corporation (see Note 9)	90,889			$ (2,234)		93,123
Other (in shares)				(222)
Other	(16,925)			$ (14,470)		(2,455)
Ending Balance (in shares) at Dec. 31, 2019				255,171
Ending Balance at Dec. 31, 2019	9,803,588			$ 7,818,205	(32,507)	2,023,089		(5,199)			0
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(958,809)					(958,799)					(10)
Net change in interest rate cash flow hedges, net of tax: $210 in 2019	0
Other postretirement benefits liability adjustment, net of tax	(156)							(156)
Dividends	(7,664)					(7,664)
Share-based compensation plans (in shares)				174
Share-based compensation plans	22,070			$ 18,911	3,159
Change in accounting principle	0
Capped Call Transactions (see Note 10)	(32,500)			$ (32,500)
Issuance of common shares (in shares)				23,000
Issuance of common shares	340,923			$ 340,923
Contributions from noncontrolling interest	7,500										7,500
Ending Balance (in shares) at Dec. 31, 2020				278,345
Ending Balance at Dec. 31, 2020	9,174,952			$ 8,145,539	(29,348)	1,056,626		(5,355)			7,490
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(1,141,501)					(1,142,747)					1,246
Net change in interest rate cash flow hedges, net of tax: $210 in 2019	0
Other postretirement benefits liability adjustment, net of tax	744							744
Share-based compensation plans (in shares)				627
Share-based compensation plans	33,284			$ 21,982	11,302
Change in accounting principle	0
Repurchase and retirement of common stock (in shares)				(1,362)
Repurchase and retirement of common stock	(29,385)			$ (21,106)		(8,279)
Alta Acquisition (see Note 6) (in shares)				98,789
Alta Acquisition (see Note 6)	1,925,405			$ 1,925,405
Contributions from noncontrolling interest	7,500										7,500
Ending Balance (in shares) at Dec. 31, 2021				376,399
Ending Balance at Dec. 31, 2021	$ 9,970,999			$ 10,071,820	$ (18,046)	$ (94,400)		$ (4,611)			$ 16,236